COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.0%
AUSTRALIA	16.7%
DIVERSIFIED	15.6%
Charter Hall Group		505,674	$5,112,402
Goodman Group		917,980	16,307,443
Ingenia Communities Group		1,313,304	4,447,750
Mirvac Group		2,947,638	3,849,428
Stockland		2,352,957	7,204,202

			36,921,225

SELF STORAGE	1.1%
National Storage REIT		1,847,330	2,562,555

TOTAL AUSTRALIA			39,483,780

BELGIUM	4.1%
HEALTH CARE	1.2%
Aedifica SA		41,020	2,769,964

INDUSTRIALS	1.8%
VGP NV		14,088	1,223,238
Warehouses De Pauw CVA		129,357	3,066,031

			4,289,269

RESIDENTIAL	0.7%
Xior Student Housing NV(a)		55,477	1,649,650

SELF STORAGE	0.4%
Shurgard Self Storage Ltd.		27,491	992,849

TOTAL BELGIUM			9,701,732

CANADA	5.0%
INDUSTRIALS	1.6%
Dream Industrial Real Estate Investment Trust		496,659	3,899,967

RETAIL	3.4%
First Capital Real Estate Investment Trust		695,972	7,975,107

TOTAL CANADA			11,875,074

FRANCE	6.8%
INDUSTRIALS	0.4%
ARGAN SA		15,806	1,049,389

RETAIL	6.4%
Klepierre SA		176,790	5,910,759
Mercialys SA		294,077	3,688,630
Unibail-Rodamco-Westfield		65,620	5,527,386

			15,126,775

TOTAL FRANCE			16,176,164

GERMANY	5.3%
RESIDENTIAL
LEG Immobilien SE		48,164	3,409,138
TAG Immobilien AG(b)		151,116	2,055,593
Vonovia SE		260,872	7,040,737

			12,505,468

HONG KONG	7.9%
DIVERSIFIED	7.5%
Link REIT		1,649,810	7,717,467
Sun Hung Kai Properties Ltd.		647,127	6,145,729

		Shares	Value
Wharf Real Estate Investment Co. Ltd.		1,609,000	$3,912,161

			17,775,357

OFFICE	0.4%
Hongkong Land Holdings Ltd.		223,400	965,088

TOTAL HONG KONG			18,740,445

JAPAN	26.4%
DIVERSIFIED	19.0%
Japan Metropolitan Fund Invest		8,400	5,359,557
KDX Realty Investment Corp.		1,281	1,262,296
Mitsubishi Estate Co. Ltd.		751,900	12,191,618
Mitsui Fudosan Co. Ltd.		1,862,776	16,523,925
Nomura Real Estate Holdings, Inc.		408,000	2,369,278
Nomura Real Estate Master Fund, Inc.		5,340	5,073,338
Orix JREIT, Inc.		1,961	2,303,675

			45,083,687

INDUSTRIALS	3.8%
Mitsui Fudosan Logistics Park, Inc.		7,473	5,126,820
Nippon Prologis REIT, Inc.		2,444	3,773,788

			8,900,608

OFFICE	2.1%
Daiwa Office Investment Corp.		691	1,358,597
Japan Real Estate Investment Corp.		3,517	2,515,995
Nippon Building Fund, Inc.		1,198	1,017,569

			4,892,161

RESIDENTIAL	1.5%
Nippon Accommodations Fund, Inc.		4,858	3,527,143

TOTAL JAPAN			62,403,599

NEW ZEALAND	0.8%
INDUSTRIALS
Goodman Property Trust		1,793,031	1,903,647

PHILIPPINES	0.4%
DIVERSIFIED
SM Prime Holdings, Inc.		2,030,600	851,628

SINGAPORE	7.4%
DATA CENTERS	1.5%
Digital Core REIT Management Pte. Ltd.		6,463,600	3,425,708

DIVERSIFIED	2.7%
CapitaLand Integrated Commercial Trust		4,134,260	6,461,945

HEALTH CARE	1.5%
Parkway Life Real Estate Investment Trust		1,171,900	3,619,802

RETAIL	1.7%
Frasers Centrepoint Trust		1,885,517	3,059,378
Frasers Centrepoint Trust Placement Shares(b)		574,600	906,025

			3,965,403

TOTAL SINGAPORE			17,472,858

SPAIN	3.1%
DIVERSIFIED	1.7%
Merlin Properties Socimi SA		380,126	4,050,702

		Shares	Value
INFRASTRUCTURE	1.4%
Cellnex Telecom SA(c)		89,826	$3,188,739

TOTAL SPAIN			7,239,441

SWEDEN	3.5%
DIVERSIFIED	2.7%
Fastighets AB Balder, Class B(b)		627,958	3,929,501
Nyfosa AB(b)		288,454	2,513,835

			6,443,336

INDUSTRIALS	0.8%
Catena AB		19,428	840,763
Swedish Logistic Property AB, Class B(b)		239,663	882,183

			1,722,946

TOTAL SWEDEN			8,166,282

SWITZERLAND	0.7%
DIVERSIFIED
PSP Swiss Property AG		3,105	485,036
Swiss Prime Site AG		9,934	1,219,433

			1,704,469

UNITED KINGDOM	10.9%
DIVERSIFIED	2.8%
British Land Co. PLC		122,382	583,973
Land Securities Group PLC		389,277	2,765,666
LondonMetric Property PLC		1,349,619	3,197,339

			6,546,978

HEALTH CARE	0.6%
Assura PLC		2,268,985	1,354,690

INDUSTRIALS	3.9%
Segro PLC		340,105	3,034,894
Tritax Big Box REIT PLC		3,362,878	6,098,970

			9,133,864

OFFICE	0.3%
Great Portland Estates PLC		205,415	789,400

RESIDENTIAL	0.8%
Grainger PLC		759,101	1,995,456

SELF STORAGE	2.5%
Big Yellow Group PLC		229,703	2,765,418
Safestore Holdings PLC		411,736	3,265,619

			6,031,037

TOTAL UNITED KINGDOM			25,851,425

TOTAL COMMON STOCK (Identified cost—$210,185,437)			234,076,012

SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(d)		169,414	169,414

		Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(d)		151,851	$151,851

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$321,265)			321,265

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$210,506,702)	99.1%		234,397,277
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		2,127,011

NET ASSETS	100.0%		$236,524,288

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,649,650 which represents 0.7% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $3,188,739 which represents 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven–day yield.

Sector Summary	% of Net Assets
Diversified	53.2
Industrials	13.1
Retail	11.4
Residential	8.3
Self Storage	4.0
Health Care	3.3
Office	2.8
Data Centers	1.5
Infrastructure	1.4
Other (includes short-term investments)	1.0

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate:
Singapore	$16,566,833	$906,025	$—	$17,472,858
Other Countries	216,603,154	—	—	216,603,154
Short-Term Investments	—	321,265	—	321,265

Total Investments in Securities(a)	$233,169,987	$1,227,290	$—	$234,397,277

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.